Revenue - Schedule of Accounts Receivable, Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 3.0	$ 40.0	$ 12.0
Additional provision (reversal)	0.0	(34.0)	28.0
Amounts written off during the year as uncollectible		(3.0)
Ending balance	$ 3.0	$ 3.0	$ 40.0